Summary of Significant Accounting Policies - Schedule of Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Summary Of Significant Accounting Policies [Abstract]
Equity method investments	¥ 132,377		¥ 129,622
Non-marketable equity investments	838,740		820,893
Investments	¥ 971,117	$ 152,389	¥ 950,515